401(k) Savings Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Savings Plan Disclosures [Abstract]
Schedule 401 matching contributions
	Three Months Ended, September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Cost of revenue	$83	$86	$261	$244
Sales and marketing	164	106	467	306
Research and development	141	126	385	364
General and administrative	59	50	158	137
Total	$447	$368	$1,271	$1,051

	2020	2019
Cost of revenue	$313	$402
Sales and marketing	438	336
Research and development	463	524
General and administrative	183	312
Total	$1,397	$1,574